Distribution Date:	08/17/26	BANK 2022-BNK43
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2022-BNK43

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.

Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com

Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Exchangeable Certificate Detail	5
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Exchangeable Certificate Factor Detail	6				trustadministrationgroup@computershare.com

Additional Information	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Bond / Collateral Reconciliation - Cash Flows	8	General Master Servicer	Trimont LLC

Bond / Collateral Reconciliation - Balances	9		Attention: CMBS Servicing		commercial.servicing@trimont.com
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Current Mortgage Loan and Property Stratification	10-14
		NCB Master Servicer & NCB	National Cooperative Bank, N.A.
Mortgage Loan Detail (Part 1)	15-17	Special Servicer

Mortgage Loan Detail (Part 2)	18-20		Tom Klump	(703) 302-8080	tklump@ncb.coop

Principal Prepayment Detail	21		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
		General Special Servicer	Greystone Servicing Company LLC
Historical Detail	22
			Attention: Amy Dixon, General Counsel		amy.dixon@greyco.com
Delinquency Loan Detail	23
			5221 N. O’Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Collateral Stratification and Historical Detail	24
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Specially Serviced Loan Detail - Part 1	25	Representations Reviewer

Specially Serviced Loan Detail - Part 2	26		Attention: BANK 2022-BNK43		notices@pentalphasurveillance.com
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Modified Loan Detail	27
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	28
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	29
			1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	30

Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06541QAQ8	4.350000%	16,160,000.00	2,913,746.67	297,908.20	10,562.33	0.00	0.00	308,470.53	2,615,838.47	30.40%	30.00%
A-2	06541QAR6	4.696000%	46,018,000.00	46,018,000.00	0.00	180,083.77	0.00	0.00	180,083.77	46,018,000.00	30.40%	30.00%
A-3	06541QAS4	4.118000%	3,443,000.00	3,443,000.00	0.00	11,815.23	0.00	0.00	11,815.23	3,443,000.00	30.40%	30.00%
A-SB	06541QAT2	4.502000%	23,908,000.00	23,908,000.00	0.00	89,694.85	0.00	0.00	89,694.85	23,908,000.00	30.40%	30.00%
A-4	06541QAU9	4.134000%	229,700,000.00	229,700,000.00	0.00	791,316.50	0.00	0.00	791,316.50	229,700,000.00	30.40%	30.00%
A-5	06541QAZ8	4.399000%	405,454,000.00	405,454,000.00	0.00	1,486,326.79	0.00	0.00	1,486,326.79	405,454,000.00	30.40%	30.00%
A-S	06541QBE4	4.830000%	100,938,000.00	100,938,000.00	0.00	406,275.45	0.00	0.00	406,275.45	100,938,000.00	20.52%	20.25%
B	06541QBK0	5.324608%	50,469,000.00	50,469,000.00	0.00	223,939.71	0.00	0.00	223,939.71	50,469,000.00	15.58%	15.38%
C	06541QBQ7	5.401608%	43,999,000.00	43,999,000.00	0.00	198,054.46	0.00	0.00	198,054.46	43,999,000.00	11.27%	11.13%
D	06541QAC9	3.000000%	28,470,000.00	28,470,000.00	0.00	71,175.00	0.00	0.00	71,175.00	28,470,000.00	8.49%	8.38%
E	06541QAE5	3.000000%	21,999,000.00	21,999,000.00	0.00	54,997.50	0.00	0.00	54,997.50	21,999,000.00	6.33%	6.25%
F	06541QAG0	5.401608%	20,705,000.00	20,705,000.00	0.00	93,200.25	0.00	0.00	93,200.25	20,705,000.00	4.31%	4.25%
G	06541QAJ4	5.401608%	10,353,000.00	10,353,000.00	0.00	46,602.37	0.00	0.00	46,602.37	10,353,000.00	3.29%	3.25%
H*	06541QAL9	5.401608%	33,646,246.00	33,646,246.00	0.00	138,809.35	0.00	0.00	138,809.35	33,646,246.00	0.00%	0.00%
R	06541QAN5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC37DRK5	5.401608%	54,487,486.65	53,790,315.41	15,679.38	241,463.04	0.00	0.00	257,142.42	53,774,636.03	0.00%	0.00%
Regular SubTotal			1,089,749,732.65	1,075,806,308.08	313,587.58	4,044,316.60	0.00	0.00	4,357,904.18	1,075,492,720.50

X-A	06541QBV6	1.067056%	724,683,000.00	711,436,746.67	0.00	632,619.31	0.00	0.00	632,619.31	711,138,838.47
X-B	06541QBW4	0.315155%	195,406,000.00	195,406,000.00	0.00	51,319.25	0.00	0.00	51,319.25	195,406,000.00
X-D	06541QAA3	2.401608%	50,469,000.00	50,469,000.00	0.00	101,005.63	0.00	0.00	101,005.63	50,469,000.00
Notional SubTotal			970,558,000.00	957,311,746.67	0.00	784,944.19	0.00	0.00	784,944.19	957,013,838.47

Deal Distribution Total					313,587.58	4,829,260.79	0.00	0.00	5,142,848.37

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541QAQ8	180.30610582	18.43491337	0.65360953	0.00000000	0.00000000	0.00000000	0.00000000	19.08852290	161.87119245
A-2	06541QAR6	1,000.00000000	0.00000000	3.91333326	0.00000000	0.00000000	0.00000000	0.00000000	3.91333326	1,000.00000000
A-3	06541QAS4	1,000.00000000	0.00000000	3.43166715	0.00000000	0.00000000	0.00000000	0.00000000	3.43166715	1,000.00000000
A-SB	06541QAT2	1,000.00000000	0.00000000	3.75166681	0.00000000	0.00000000	0.00000000	0.00000000	3.75166681	1,000.00000000
A-4	06541QAU9	1,000.00000000	0.00000000	3.44500000	0.00000000	0.00000000	0.00000000	0.00000000	3.44500000	1,000.00000000
A-5	06541QAZ8	1,000.00000000	0.00000000	3.66583334	0.00000000	0.00000000	0.00000000	0.00000000	3.66583334	1,000.00000000
A-S	06541QBE4	1,000.00000000	0.00000000	4.02500000	0.00000000	0.00000000	0.00000000	0.00000000	4.02500000	1,000.00000000
B	06541QBK0	1,000.00000000	0.00000000	4.43717351	0.00000000	0.00000000	0.00000000	0.00000000	4.43717351	1,000.00000000
C	06541QBQ7	1,000.00000000	0.00000000	4.50134003	0.00000000	0.00000000	0.00000000	0.00000000	4.50134003	1,000.00000000
D	06541QAC9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	06541QAE5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	06541QAG0	1,000.00000000	0.00000000	4.50134026	0.00000000	0.00000000	0.00000000	0.00000000	4.50134026	1,000.00000000
G	06541QAJ4	1,000.00000000	0.00000000	4.50133971	0.00000000	0.00000000	0.00000000	0.00000000	4.50133971	1,000.00000000
H	06541QAL9	1,000.00000000	0.00000000	4.12555237	0.37578754	1.94031691	0.00000000	0.00000000	4.12555237	1,000.00000000
R	06541QAN5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC37DRK5	987.20492937	0.28776112	4.43153199	0.01221326	0.06306053	0.00000000	0.00000000	4.71929310	986.91716826

Notional Certificates
X-A	06541QBV6	981.72131355	0.00000000	0.87296005	0.00000000	0.00000000	0.00000000	0.00000000	0.87296005	981.31022595
X-B	06541QBW4	1,000.00000000	0.00000000	0.26262883	0.00000000	0.00000000	0.00000000	0.00000000	0.26262883	1,000.00000000
X-D	06541QAA3	1,000.00000000	0.00000000	2.00134003	0.00000000	0.00000000	0.00000000	0.00000000	2.00134003	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	10,562.33	0.00	10,562.33	0.00	0.00	0.00	10,562.33	0.00
A-2	07/01/26 - 07/30/26	30	0.00	180,083.77	0.00	180,083.77	0.00	0.00	0.00	180,083.77	0.00
A-3	07/01/26 - 07/30/26	30	0.00	11,815.23	0.00	11,815.23	0.00	0.00	0.00	11,815.23	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	89,694.85	0.00	89,694.85	0.00	0.00	0.00	89,694.85	0.00
A-4	07/01/26 - 07/30/26	30	0.00	791,316.50	0.00	791,316.50	0.00	0.00	0.00	791,316.50	0.00
A-5	07/01/26 - 07/30/26	30	0.00	1,486,326.79	0.00	1,486,326.79	0.00	0.00	0.00	1,486,326.79	0.00
X-A	07/01/26 - 07/30/26	30	0.00	632,619.31	0.00	632,619.31	0.00	0.00	0.00	632,619.31	0.00
X-B	07/01/26 - 07/30/26	30	0.00	51,319.25	0.00	51,319.25	0.00	0.00	0.00	51,319.25	0.00
A-S	07/01/26 - 07/30/26	30	0.00	406,275.45	0.00	406,275.45	0.00	0.00	0.00	406,275.45	0.00
B	07/01/26 - 07/30/26	30	0.00	223,939.71	0.00	223,939.71	0.00	0.00	0.00	223,939.71	0.00
C	07/01/26 - 07/30/26	30	0.00	198,054.46	0.00	198,054.46	0.00	0.00	0.00	198,054.46	0.00
X-D	07/01/26 - 07/30/26	30	0.00	101,005.63	0.00	101,005.63	0.00	0.00	0.00	101,005.63	0.00
D	07/01/26 - 07/30/26	30	0.00	71,175.00	0.00	71,175.00	0.00	0.00	0.00	71,175.00	0.00
E	07/01/26 - 07/30/26	30	0.00	54,997.50	0.00	54,997.50	0.00	0.00	0.00	54,997.50	0.00
F	07/01/26 - 07/30/26	30	0.00	93,200.25	0.00	93,200.25	0.00	0.00	0.00	93,200.25	0.00
G	07/01/26 - 07/30/26	30	0.00	46,602.37	0.00	46,602.37	0.00	0.00	0.00	46,602.37	0.00
H	07/01/26 - 07/30/26	30	52,404.65	151,453.20	0.00	151,453.20	12,643.84	0.00	0.00	138,809.35	65,284.38
RR Interest	07/01/26 - 07/30/26	30	2,758.13	242,128.51	0.00	242,128.51	665.47	0.00	0.00	241,463.04	3,436.01
Totals			55,162.78	4,842,570.11	0.00	4,842,570.11	13,309.31	0.00	0.00	4,829,260.79	68,720.39

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-4 (EC)	N/A	4.134000%	229,700,000.00	229,700,000.00	0.00	791,316.50	0.00	0.00	791,316.50	229,700,000.00
A-4-1	06541QAV7	N/A	229,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06541QAW5	N/A	229,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	06541QAX3	N/A	229,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	06541QAY1	N/A	229,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5 (EC)	N/A	4.399000%	405,454,000.00	405,454,000.00	0.00	1,486,326.79	0.00	0.00	1,486,326.79	405,454,000.00
A-5-1	06541QBA2	N/A	405,454,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-2	06541QBB0	N/A	405,454,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X1	06541QBC8	N/A	405,454,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X2	06541QBD6	N/A	405,454,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	N/A	4.830000%	100,938,000.00	100,938,000.00	0.00	406,275.45	0.00	0.00	406,275.45	100,938,000.00
A-S-1	06541QBF1	N/A	100,938,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06541QBG9	N/A	100,938,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06541QBH7	N/A	100,938,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06541QBJ3	N/A	100,938,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	N/A	5.324608%	50,469,000.00	50,469,000.00	0.00	223,939.71	0.00	0.00	223,939.71	50,469,000.00
B-1	06541QBL8	N/A	50,469,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06541QBM6	N/A	50,469,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06541QBN4	N/A	50,469,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06541QBP9	N/A	50,469,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	N/A	5.401608%	43,999,000.00	43,999,000.00	0.00	198,054.46	0.00	0.00	198,054.46	43,999,000.00
C-1	06541QBR5	N/A	43,999,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06541QBS3	N/A	43,999,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	06541QBT1	N/A	43,999,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06541QBU8	N/A	43,999,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			4,152,800,000.00	830,560,000.00	0.00	3,105,912.91	0.00	0.00	3,105,912.91	830,560,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-4-1	06541QAV7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	06541QAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-1	06541QBA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-2	06541QBB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	06541QBF1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	06541QBG9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	06541QBL8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	06541QBM6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	06541QBR5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	06541QBS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-4-X1	06541QAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	06541QAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X1	06541QBC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X2	06541QBD6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	06541QBH7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	06541QBJ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	06541QBN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	06541QBP9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	06541QBT1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	06541QBU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information

Total Available Distribution Amount (1)	5,142,848.37
Non-Retained Certificate Available Funds	4,885,705.96
Retained Certificate Available Funds	257,142.42
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,861,208.93	Master Servicing Fee	10,023.41
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,472.64
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	463.19
ARD Interest	0.00	Operating Advisor Fee	1,111.67
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	277.92
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,861,208.93	Total Fees	18,638.83

Principal		Expenses/Reimbursements
Scheduled Principal	313,587.58	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	9,809.31
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	313,587.58	Total Expenses/Reimbursements	13,309.31

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,829,260.79
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	313,587.58
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,142,848.37
Total Funds Collected	5,174,796.51	Total Funds Distributed	5,174,796.51

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,075,806,308.27	1,075,806,308.27	Beginning Certificate Balance	1,075,806,308.08
(-) Scheduled Principal Collections	313,587.58	313,587.58	(-) Principal Distributions	313,587.58
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,075,492,720.69	1,075,492,720.69	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,075,806,352.85	1,075,806,352.85	Ending Certificate Balance	1,075,492,720.50
Ending Actual Collateral Balance	1,075,492,768.98	1,075,492,768.98

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.19)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.19)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.40%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$1,000,000 or less	3	2,874,249.57	0.27%	70	4.8228	1.560627	1.42 or less	23	177,101,062.71	16.47%	70	4.8486	1.178731
$1,000,001 to $2,000,000	3	4,958,704.44	0.46%	71	5.3002	0.869031	1.43 to 1.50	1	6,100,000.00	0.57%	72	5.8600	1.485500
$2,000,001 to $3,000,000	4	9,398,205.38	0.87%	70	4.9314	1.365715	1.51 to 1.60	7	183,615,974.40	17.07%	71	5.5313	1.538355
$3,000,001 to $4,000,000	6	21,221,192.06	1.97%	64	5.1954	1.380575	1.61 to 1.70	5	117,285,305.86	10.91%	69	5.6431	1.637246
$4,000,001 to $5,000,000	4	18,415,205.52	1.71%	71	5.4680	1.342181	1.71 to 1.80	4	47,779,250.00	4.44%	53	5.4418	1.777339
$5,000,001 to $6,000,000	7	38,958,148.12	3.62%	71	5.5805	1.795241	1.81 to 1.90	5	22,703,721.00	2.11%	71	5.6778	1.891783
$6,000,001 to $7,000,000	4	25,932,653.87	2.41%	71	5.5619	2.087585	1.91 to 2.00	4	84,150,000.00	7.82%	71	5.3560	1.948387
$7,000,001 to $8,000,000	6	44,813,556.53	4.17%	71	5.6772	1.514322	2.01 to 2.25	4	162,488,961.61	15.11%	59	5.2442	2.105443
$8,000,001 to $9,000,000	1	8,443,519.98	0.79%	70	5.1300	1.582600	2.26 to 2.50	3	34,783,583.23	3.23%	72	5.7380	2.367522
$9,000,001 to $10,000,000	1	10,000,000.00	0.93%	72	6.0590	1.357200	2.51 to 2.75	1	14,000,000.00	1.30%	72	5.2800	2.521000
$10,000,001 to $15,000,000	6	77,600,000.00	7.22%	59	5.2919	2.056530	2.76 to 3.00	1	6,897,653.87	0.64%	72	5.5000	2.803300
$15,000,001 to $20,000,000	4	69,961,115.60	6.51%	70	5.3285	1.893056	3.01 to 3.50	4	124,587,208.01	11.58%	71	5.4943	3.382144
$20,000,001 to $30,000,000	4	102,650,000.00	9.54%	71	5.2567	2.814946	3.51 to 4.00	2	54,000,000.00	5.02%	70	4.8506	3.717333
$30,000,001 to $50,000,000	8	331,200,000.00	30.80%	64	4.9280	2.031195	4.01 to 6.00	1	40,000,000.00	3.72%	67	3.0494	4.300000
$50,000,001 to $70,000,000	1	52,000,000.00	4.83%	70	4.7000	2.176400	6.01 to 8.00	0	0.00	0.00%	0	0.0000	0.000000
$70,000,001 to $80,000,000	1	70,828,961.61	6.59%	71	5.5630	2.087500	8.01 to 10.00	0	0.00	0.00%	0	0.0000	0.000000
$80,000,001 to $90,000,000	1	86,237,208.01	8.02%	72	5.7670	3.444300	10.01 to 18.52	0	0.00	0.00%	0	0.0000	0.000000
$90,000,001 or more	1	100,000,000.00	9.30%	71	5.3520	1.510500	18.53 or more	0	0.00	0.00%	0	0.0000	0.000000
Totals	65	1,075,492,720.69	100.00%	68	5.2474	2.098885	Totals	65	1,075,492,720.69	100.00%	68	5.2474	2.098885
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	4	7,664,961.00	0.71%	71	5.6942	1.621068	Tennessee	4	11,288,060.00	1.05%	70	5.4240	2.010606
Arizona	2	170,828,961.61	15.88%	71	5.4395	1.749735	Texas	7	146,076,562.43	13.58%	72	5.7607	2.642046
Arkansas	2	14,698,750.00	1.37%	72	5.2842	2.492087	Utah	1	5,900,000.00	0.55%	71	6.3430	1.599600
California	8	133,812,266.98	12.44%	63	5.3662	2.571644	Virginia	1	1,986,500.00	0.18%	71	5.3680	1.912800
Connecticut	1	1,117,900.00	0.10%	71	5.3680	1.912800	Washington, DC	1	84,000,000.00	7.81%	67	3.0494	1.414000
Delaware	1	7,250,000.00	0.67%	72	5.4150	1.773900	Wisconsin	1	33,000,000.00	3.07%	12	5.3900	2.037300
Florida	2	48,856,118.87	4.54%	69	4.7711	2.930645	Totals	103	1,075,492,720.69	100.00%	68	5.2474	2.098885
Georgia	5	26,733,550.00	2.49%	71	5.5244	1.253484
									Property Type³
Illinois	7	23,382,271.00	2.17%	70	5.9795	1.296810
Iowa	1	565,735.00	0.05%	71	6.2000	1.899300		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kansas	1	2,577,350.00	0.24%	71	5.3680	1.912800		Properties	Balance	Agg. Bal.			DSCR¹
Louisiana	2	1,176,132.00	0.11%	71	6.2000	1.899300	Industrial	5	80,675,000.00	7.50%	46	5.4116	1.954492
Maryland	1	1,229,000.00	0.11%	71	5.3680	1.912800	Lodging	5	153,107,534.90	14.24%	71	5.3916	2.388583
Massachusetts	1	1,557,250.00	0.14%	71	5.3680	1.912800	Mixed Use	1	100,000,000.00	9.30%	71	5.3520	1.510500
Michigan	6	55,788,250.00	5.19%	71	5.9617	1.648942	Multi-Family	20	84,061,825.94	7.82%	71	5.5064	1.307697
Mississippi	1	951,250.00	0.09%	71	5.3680	1.912800	Office	11	320,278,152.56	29.78%	66	4.7010	1.847763
Missouri	1	4,410,500.00	0.41%	71	5.3680	1.912800	Retail	41	278,408,611.88	25.89%	71	5.5689	2.348957
Montana	1	6,380,000.00	0.59%	71	5.3680	1.912800	Self Storage	20	58,961,595.41	5.48%	71	5.5523	1.664216
Nevada	3	36,947,365.60	3.44%	72	5.7807	1.405220	Totals	103	1,075,492,720.69	100.00%	68	5.2474	2.098885
New Jersey	3	60,737,654.82	5.65%	69	5.4813	1.547623
New York	22	146,601,440.38	13.63%	70	4.9262	1.731266
North Carolina	3	10,656,791.00	0.99%	72	5.3817	1.784798
Ohio	6	13,754,900.00	1.28%	71	5.4954	2.375867
Oklahoma	3	13,455,500.00	1.25%	70	5.6550	1.695423
Pennsylvania	1	2,107,700.00	0.20%	71	5.3680	1.912800

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.5400 or less	2	84,000,000.00	7.81%	67	3.0494	2.788286	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5500 to 4.7500	8	110,034,097.67	10.23%	70	4.6567	2.499076	13 months or greater	65	1,075,492,720.69	100.00%	68	5.2474	2.098885
	4.7501 to 5.0000	10	63,599,169.54	5.91%	70	4.9153	1.817996	Totals	65	1,075,492,720.69	100.00%	68	5.2474	2.098885
	5.0001 to 5.2500	4	41,324,354.94	3.84%	70	5.0662	3.133502
	5.2501 to 5.5000	17	307,703,154.58	28.61%	64	5.3567	1.803265
	5.5001 to 5.7500	11	225,856,162.66	21.00%	67	5.5788	1.757941
	5.7501 to 6.0000	4	128,037,208.01	11.90%	72	5.7930	3.000539
	6.0001 to 6.2500	6	95,866,118.87	8.91%	71	6.0700	1.488370
	6.2501 or more	3	19,072,454.42	1.77%	71	6.3497	1.271222
	Totals	65	1,075,492,720.69	100.00%	68	5.2474	2.098885
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	82 months or less	65	1,075,492,720.69	100.00%	68	5.2474	2.098885	357 months or less	62	1,069,637,453.89	99.46%	68	5.2464	2.105330
83 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	358 months to 477 months	3	5,855,266.80	0.54%	71	5.4337	0.921509
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	478 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	65	1,075,492,720.69	100.00%	68	5.2474	2.098885	Totals	65	1,075,492,720.69	100.00%	68	5.2474	2.098885
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		4	95,463,750.00	8.88%	69	4.1521	3.289208	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	52	943,935,590.97	87.77%	68	5.3496	2.016208	61 months to 114 months	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	9	36,093,379.72	3.36%	71	5.4720	1.112792	115 months or more	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	Totals	65	1,075,492,720.69	100.00%	68	5.2474	2.098885
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310961593	MU	Phoenix	AZ	Actual/360	5.352%	460,866.67	0.00	0.00	N/A	07/11/32	--	100,000,000.00	100,000,000.00	08/11/26
2	300802332	RT	Katy	TX	Actual/360	5.767%	428,769.19	103,265.27	0.00	N/A	08/01/32	--	86,340,473.28	86,237,208.01	08/01/26
3	326770003	OF	Washington	DC	Actual/360	3.049%	115,538.38	0.00	0.00	N/A	03/09/32	--	44,000,000.00	44,000,000.00	08/09/26
3A	326770103				Actual/360	3.049%	105,034.89	0.00	0.00	N/A	03/09/32	--	40,000,000.00	40,000,000.00	08/09/26
4	310961866	LO	Scottsdale	AZ	Actual/360	5.563%	339,723.07	89,087.93	0.00	N/A	07/11/32	--	70,918,049.54	70,828,961.61	08/11/26
5	221006225	RT	Various	Various	Actual/360	5.368%	184,897.78	0.00	0.00	N/A	07/01/32	--	40,000,000.00	40,000,000.00	08/01/26
5A	453121097				Actual/360	5.368%	89,970.10	0.00	0.00	N/A	07/01/32	--	19,463,750.00	19,463,750.00	08/01/26
6	211004962	OF	Irvington	NY	Actual/360	4.700%	210,455.56	0.00	0.00	N/A	06/01/32	--	52,000,000.00	52,000,000.00	08/01/26
7	310960749	RT	Clifton	NJ	Actual/360	5.569%	239,776.39	0.00	0.00	N/A	05/11/32	--	50,000,000.00	50,000,000.00	08/11/26
8	326770008	OF	Detroit	MI	Actual/360	6.020%	239,495.67	0.00	0.00	N/A	07/01/32	--	46,200,000.00	46,200,000.00	08/01/26
9	310961943	LO	Miramar Beach	FL	Actual/360	4.620%	79,566.67	0.00	0.00	N/A	05/11/32	--	20,000,000.00	20,000,000.00	08/11/26
9A	310961944				Actual/360	4.620%	95,480.00	0.00	0.00	N/A	05/11/32	--	24,000,000.00	24,000,000.00	08/11/26
10	310960689	RT	Houston	TX	Actual/360	5.595%	211,988.33	0.00	0.00	N/A	08/11/32	--	44,000,000.00	44,000,000.00	08/11/26
11	310961698	OF	Cerritos	CA	Actual/360	5.314%	155,582.11	0.00	0.00	N/A	07/11/32	--	34,000,000.00	34,000,000.00	08/11/26
12	221006297	IN	La Crosse	WI	Actual/360	5.390%	153,165.83	0.00	0.00	N/A	08/01/27	--	33,000,000.00	33,000,000.00	08/07/26
13	310957068	OF	San Jose	CA	Actual/360	5.035%	130,070.83	0.00	0.00	N/A	06/11/32	--	30,000,000.00	30,000,000.00	08/11/26
14	300802330	LO	Oxnard	CA	Actual/360	5.840%	140,054.56	0.00	0.00	N/A	08/01/32	--	27,850,000.00	27,850,000.00	08/01/26
15	310962005	OF	New York	NY	Actual/360	4.920%	55,076.67	0.00	0.00	N/A	05/06/32	--	13,000,000.00	13,000,000.00	08/06/26
15A	310962006				Actual/360	4.920%	50,840.00	0.00	0.00	N/A	05/06/32	--	12,000,000.00	12,000,000.00	08/06/26
16	310961575	IN	Evans	GA	Actual/360	5.530%	99,048.44	0.00	0.00	N/A	07/11/32	--	20,800,000.00	20,800,000.00	08/11/26
17	410960668	OF	Las Vegas	NV	Actual/360	5.378%	70,007.59	19,617.73	0.00	N/A	08/11/32	--	15,116,983.33	15,097,365.60	08/11/26
18	221006184	MF	Chicago	IL	Actual/360	6.150%	81,555.83	0.00	0.00	N/A	06/01/32	--	15,400,000.00	15,400,000.00	10/01/25
19	211005006	OF	El Segundo	CA	Actual/360	5.640%	67,993.33	0.00	0.00	N/A	05/01/27	--	14,000,000.00	14,000,000.00	08/01/26
20	410960939	RT	Various	AR	Actual/360	5.280%	63,653.33	0.00	0.00	N/A	08/11/32	--	14,000,000.00	14,000,000.00	08/11/26
21	410961215	IN	Sausalito	CA	Actual/360	4.939%	54,226.10	0.00	0.00	N/A	06/11/32	--	12,750,000.00	12,750,000.00	08/11/26
22	310962315	MF	Las Vegas	NV	Actual/360	6.059%	61,827.05	0.00	0.00	N/A	08/11/32	--	11,850,000.00	11,850,000.00	08/11/26
23	310962385	MF	Las Vegas	NV	Actual/360	6.059%	52,174.72	0.00	0.00	N/A	08/11/32	--	10,000,000.00	10,000,000.00	08/11/26
24	410961474	OF	Melville	NY	Actual/360	5.130%	37,350.85	11,680.53	0.00	N/A	06/11/32	--	8,455,200.51	8,443,519.98	08/11/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
25	410961281	SS	Mineola	NY	Actual/360	4.944%	31,924.91	10,747.44	0.00	N/A	06/11/32	--	7,498,803.97	7,488,056.53	08/11/26
26	211005037	IN	Oklahoma City	OK	Actual/360	5.860%	39,611.97	0.00	0.00	N/A	06/01/32	--	7,850,000.00	7,850,000.00	08/01/26
27	326770027	OF	Dallas	TX	Actual/360	6.310%	41,295.44	0.00	0.00	N/A	07/01/32	--	7,600,000.00	7,600,000.00	08/01/26
28	221006160	SS	Various	Various	Actual/360	6.200%	40,362.00	0.00	0.00	N/A	07/01/32	--	7,560,000.00	7,560,000.00	08/01/26
29	221006404	RT	Brooklyn	NY	Actual/360	5.500%	32,709.44	8,739.16	0.00	N/A	08/01/32	--	6,906,393.03	6,897,653.87	08/01/26
30	300802329	SS	Lewes	DE	Actual/360	5.415%	33,806.15	0.00	0.00	N/A	08/01/32	--	7,250,000.00	7,250,000.00	08/01/26
31	221006092	SS	Harrisburg	NC	Actual/360	5.280%	32,124.47	0.00	0.00	N/A	08/01/32	--	7,065,500.00	7,065,500.00	08/01/26
32	410960783	RT	Hendersonville	TN	Actual/360	5.381%	30,860.04	0.00	0.00	N/A	05/11/32	--	6,660,000.00	6,660,000.00	08/11/26
33	410958879	IN	San Diego	CA	Actual/360	5.532%	29,892.01	0.00	0.00	N/A	05/11/32	--	6,275,000.00	6,275,000.00	08/11/26
34	326770034	SS	Various	MI	Actual/360	5.860%	30,781.28	0.00	0.00	N/A	08/01/32	--	6,100,000.00	6,100,000.00	08/01/26
35	211005106	RT	Elmont	NY	Actual/360	5.420%	28,003.33	0.00	0.00	N/A	06/01/32	--	6,000,000.00	6,000,000.00	08/01/26
36	300802327	LO	Laredo	TX	Actual/360	6.411%	30,814.90	9,364.49	0.00	N/A	07/01/32	--	5,581,818.91	5,572,454.42	08/01/26
37	211005137	MF	Teaneck	NJ	Actual/360	4.550%	21,926.64	8,652.99	0.00	N/A	06/01/32	--	5,596,307.81	5,587,654.82	08/01/26
38	326770038	SS	Heber	UT	Actual/360	6.343%	32,225.96	0.00	0.00	N/A	07/01/32	--	5,900,000.00	5,900,000.00	08/01/26
39	410961495	MF	Various	OH	Actual/360	5.681%	27,395.04	0.00	0.00	N/A	08/11/32	--	5,600,000.00	5,600,000.00	08/11/26
40	410961330	SS	Island Park	NY	Actual/360	4.944%	21,948.37	7,388.87	0.00	N/A	06/11/32	--	5,155,427.75	5,148,038.88	08/11/26
41	221006159	RT	Warren	NJ	Actual/360	5.640%	25,011.83	0.00	0.00	N/A	06/01/32	--	5,150,000.00	5,150,000.00	08/01/26
42	600962077	SS	Stockton	CA	Actual/360	5.253%	22,617.08	0.00	0.00	N/A	08/11/32	--	5,000,000.00	5,000,000.00	08/11/26
43	300802328	LO	Dunnellon	FL	Actual/360	6.140%	25,695.90	3,881.13	0.00	N/A	07/01/32	--	4,860,000.00	4,856,118.87	08/01/26
44	470133120	MF	Yonkers	NY	Actual/360	4.760%	17,278.09	6,223.17	0.00	N/A	07/01/32	--	4,215,309.82	4,209,086.65	08/01/26
45	221006267	SS	Ozark	AL	Actual/360	5.650%	21,163.96	0.00	0.00	N/A	07/01/32	--	4,350,000.00	4,350,000.00	08/01/26
46	300802325	OF	Anaheim	CA	Actual/360	5.280%	17,937.39	7,906.42	0.00	N/A	07/01/29	--	3,945,173.40	3,937,266.98	08/01/26
47	470132380	MF	Forest Hills	NY	Actual/360	4.600%	14,787.89	5,717.88	0.00	N/A	06/01/32	--	3,733,269.25	3,727,551.37	08/01/26
48	470133440	MF	Kew Gardens	NY	Actual/360	5.380%	16,554.57	4,635.33	0.00	N/A	08/01/32	--	3,573,356.33	3,568,721.00	08/01/26
49	470133310	MF	New York	NY	Actual/360	5.350%	16,585.00	0.00	0.00	N/A	07/01/32	--	3,600,000.00	3,600,000.00	08/01/26
50	470133180	MF	New York	NY	Actual/360	4.990%	14,146.72	4,620.65	0.00	N/A	08/01/32	--	3,292,273.36	3,287,652.71	08/01/26
51	221006191	SS	Columbus	GA	Actual/360	5.630%	15,028.97	0.00	0.00	N/A	07/01/32	--	3,100,000.00	3,100,000.00	08/01/26
52	470132510	MF	Bronx	NY	Actual/360	4.700%	11,289.73	4,191.61	0.00	N/A	06/01/32	--	2,789,499.86	2,785,308.25	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
53	470132600	MF	New York	NY	Actual/360	4.770%	9,241.88	0.00	0.00	N/A	06/01/32	--	2,250,000.00	2,250,000.00	08/01/26
54	470133460	MF	Bronx	NY	Actual/360	5.480%	10,212.29	1,233.34	0.00	N/A	07/01/32	--	2,164,130.47	2,162,897.13	08/01/26
55	470131300	MF	Hewlett	NY	Actual/360	4.850%	9,188.06	0.00	0.00	N/A	07/01/32	--	2,200,000.00	2,200,000.00	08/01/26
56	470132770	MF	New York	NY	Actual/360	5.250%	8,776.61	1,200.80	0.00	N/A	07/01/32	--	1,941,369.42	1,940,168.62	08/01/26
57	470133050	MF	Bronx	NY	Actual/360	5.580%	8,423.93	958.11	0.00	N/A	08/01/32	--	1,753,159.16	1,752,201.05	08/01/26
58	470133420	MF	New York	NY	Actual/360	4.990%	5,449.06	1,789.78	0.00	N/A	07/01/32	--	1,268,124.55	1,266,334.77	08/01/26
59	470132680	MF	New York	NY	Actual/360	4.630%	3,986.94	0.00	0.00	N/A	05/01/32	--	1,000,000.00	1,000,000.00	08/01/26
60	470132740	MF	Brooklyn	NY	Actual/360	5.110%	4,144.87	1,290.77	0.00	N/A	08/01/32	--	941,957.11	940,666.34	08/01/26
61	470132360	MF	Scarsdale	NY	Actual/360	4.740%	3,816.27	1,394.18	0.00	N/A	06/01/32	--	934,977.41	933,583.23	08/01/26
Totals							4,861,208.93	313,587.58	0.00				1,075,806,308.27	1,075,492,720.69
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	10,257,314.48	2,827,662.62	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	31,836,843.39	8,287,050.54	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	25,413,167.00	5,920,473.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	15,219,980.57	16,206,017.61	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,470,934.02	1,624,119.50	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,532,391.51	1,437,527.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,754,535.52	1,214,977.11	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	23,554,959.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	21,611,694.67	21,009,837.27	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,103,113.89	1,998,238.75	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,542,982.30	1,846,680.27	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,809,043.53	958,525.87	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	5,604,977.13	3,059,444.04	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	4,762,135.79	4,198,826.69	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	11,723,522.00	4,237,728.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	905,817.13	320,027.63	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,271,299.92	355,538.89	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,193,840.00	721,758.43	01/01/24	09/30/24	05/11/26	1,853,776.97	38,604.38	71,556.89	760,518.67	0.00	0.00
19	9,101,426.40	4,688,570.34	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,706,731.77	504,377.45	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,654,874.57	568,784.50	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,429,213.11	606,140.18	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,106,948.55	219,686.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	908,202.60	252,315.93	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	639,615.51	176,506.17	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	776,945.13	385,899.49	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	467,937.00	113,940.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	753,843.17	233,224.37	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,301,238.60	348,583.15	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	779,667.25	176,528.50	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	642,596.85	163,096.05	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	796,683.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	614,883.44	167,039.08	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	547,662.26	134,589.07	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	863,284.04	204,521.03	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	884,888.77	864,238.70	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	399,083.54	105,051.19	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	663,398.41	307,460.57	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	894,949.44	253,804.87	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	557,917.26	142,733.80	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	552,468.46	294,946.23	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	527,996.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	382,841.74	374,490.06	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	290,804.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	354,831.68	87,620.79	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	578,744.84	307,537.83	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
47	131,893.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	520,888.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	256,926.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	246,778.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	309,751.25	83,697.83	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
52	200,252.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
53	146,341.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	170,993.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	219,256.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	143,888.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	25,083.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	110,313.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	64,667.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	62,633.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	148,220.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	215,506,113.48	87,989,816.44				1,853,776.97	38,604.38	71,556.89	760,518.67	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	15,400,000.00	1	15,400,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.247410%	5.223711%	68
07/17/26	0	0.00	0	0.00	1	15,400,000.00	1	15,400,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.247483%	5.223784%	69
06/17/26	0	0.00	0	0.00	1	15,400,000.00	1	15,400,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.247561%	5.223863%	70
05/15/26	0	0.00	0	0.00	1	15,400,000.00	1	15,400,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.247629%	5.223932%	71
04/17/26	0	0.00	0	0.00	1	15,400,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.247707%	5.224010%	72
03/17/26	0	0.00	0	0.00	1	15,400,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.247775%	5.224078%	73
02/18/26	0	0.00	0	0.00	1	15,400,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.247871%	5.224174%	74
01/16/26	0	0.00	1	15,400,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.247937%	5.224241%	75
12/17/25	1	15,400,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.248003%	5.224308%	76
11/18/25	1	15,400,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.248079%	5.227954%	77
10/20/25	1	15,400,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.248144%	5.228018%	78
09/17/25	1	15,400,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.248219%	5.228092%	79
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
18	221006184	10/01/25	9	6	71,556.89	760,518.67	77,217.78	15,400,000.00	12/11/25	2		05/08/26
Totals					71,556.89	760,518.67	77,217.78	15,400,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

Note: Outstanding P & I Advances include the current period advance.

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		47,000,000	47,000,000	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		3,937,267	3,937,267	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		1,024,555,454	1,009,155,454	0		15,400,000

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	1,075,492,721	1,060,092,721	0	0	0	15,400,000
Jul-26	1,075,806,308	1,060,406,308	0	0	0	15,400,000
Jun-26	1,076,151,467	1,060,751,467	0	0	0	15,400,000
May-26	1,076,458,092	1,061,058,092	0	0	0	15,400,000
Apr-26	1,076,800,283	1,061,400,283	0	0	15,400,000	0
Mar-26	1,077,103,855	1,061,703,855	0	0	15,400,000	0
Feb-26	1,077,517,349	1,062,117,349	0	0	15,400,000	0
Jan-26	1,077,817,546	1,062,417,546	0	15,400,000	0	0
Dec-25	1,078,116,330	1,062,716,330	15,400,000	0	0	0
Nov-25	1,078,450,968	1,063,050,968	15,400,000	0	0	0
Oct-25	1,078,746,773	1,063,346,773	15,400,000	0	0	0
Sep-25	1,079,078,540	1,063,678,540	15,400,000	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
18	221006184	15,400,000.00	15,400,000.00	15,600,000.00	03/13/26	709,008.43	0.97990	09/30/24	06/01/32	(49)
Totals		15,400,000.00	15,400,000.00	15,600,000.00		709,008.43

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
18	221006184	MF	IL	12/11/25	2

The loan transferred to special servicing on December 11, 2025, after borrower-reported cash flow constraints and declining occupancy. A Notice of Default and Acceleration was issued on June 5, 2026, followed by foreclosure and receivership complaints on June 23. The Borrower contested the receiver motion, but the court granted appointment on July 10. The Receiver has completed initial inspections, tenant notices, bank setup, subsidy confirmations, management-change forms, and utility transfers, though a significant water balance remains to be funded. The Receiver also identified improper June rent transfers to unrelated properties/entities, which may support a bad-boy guaranty claim. Borrower financials and rent rolls remain under review; the March 13, 2 026 appraisal was accepted, and the March 1 inspection found the property in good condition. Current strategy is to stabilize operations, control cash, organize reporting, complete targeted improvements, evaluate a receivership sale, and continue pursuing the carveout guarantor.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
18	0.00	0.00	3,500.00	0.00	0.00	9,809.31	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	9,809.31	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		13,309.31

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31